Goodwill and Intangible Assets Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Changes in carrying amounts of goodwill
Impairment of goodwill	$ 56,160	$ 0	$ 56,160	$ 0
Metals Segment
Changes in carrying amounts of goodwill
Beginning Goodwill		116,377	116,533
Accumulated impairment losses		(116,377)	(60,217)
Balance		0	56,316
Currency valuation		0	(156)
Ending Goodwill		116,377	116,377	116,533
Accumulated impairment losses		(116,377)	(116,377)	(60,217)
Balance		0	0	$ 56,316
Impairment of goodwill		$ 0	56,160
Deductible goodwill impairment loss			$ 13,900